Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capital stock, total shares authorized	850,000,000	850,000,000
Capital stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Capital stock, shares of excess common stock	238,000,000	238,000,000
Capital stock, authorized shares of preferred stock	100,000,000	100,000,000
Preferred stock stated dividend rate percentage	8.375%	8.375%
Series J 8 3/8% cumulative redeemable preferred stock, shares authorized	1,000,000	1,000,000
Series J 8 3/8% cumulative redeemable preferred stock, shares issued	796,948	796,948
Series J 8 3/8% cumulative redeemable preferred stock, shares outstanding	796,948	796,948
Series J 8 3/8% cumulative redeemable preferred stock, liquidation value (in dollars)	$ 39,847	$ 39,847
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	8,000	8,000
Common stock, shares outstanding	8,000	8,000
Common stock held in treasury, shares	3,762,595	3,877,448
Common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	511,990,000	511,990,000
Common stock, shares issued	313,658,419	313,658,419
Common stock, shares outstanding	297,725,698	297,725,698
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	8,000	8,000
Common stock, shares outstanding	8,000	8,000